Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Employee Benefit Liabilities

Long-term employee benefit liabilities consist of:

	2015	2014
Defined benefit pension plans and other [a]	$181	$199
Termination and long service arrangements [b]	287	313
Retirement medical benefits plans [c]	30	39
Other long-term employee benefits	6	8

Long-term employee benefit obligations	$504	$559

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s defined benefit pension plans is as follows:

	2015	2014
Projected benefit obligation
Beginning of year	$536	$450
Current service cost	12	13
Interest cost	18	20
Actuarial (gains) losses and changes in actuarial assumptions	(18)	93
Benefits paid	(18)	(16)
Acquisition	1	—
Foreign exchange	(38)	(24)

End of year	493	536

Plan assets at fair value [i]
Beginning of year	347	328
Return on plan assets	7	25
Employer contributions	19	24
Benefits paid	(18)	(16)
Foreign exchange	(29)	(14)

End of year	326	347

Ending funded status	$167	$189

Amounts recorded in the consolidated balance sheet
Non-current asset [note 14]	$(17)	$(13)
Current liability	3	3
Non-current liability	181	199

Net amount	$167	$189

Amounts recorded in accumulated other comprehensive loss
Unrecognized actuarial losses	$(138)	$(147)

Net periodic benefit cost
Current service cost	$12	$13
Interest cost	18	20
Return on plan assets	(20)	(19)
Actuarial losses	4	1

Net periodic benefit cost	$14	$15

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2015 and the target allocation for 2016 is as follows:

	2016	2015
Equity securities	40-80%	58%
Fixed income securities	30-50%	41%
Cash and cash equivalents	0-10%	1%

	100%	100%

Future Benefit Payments
[d]	Future benefit payments

		Termination
	Defined	and long	Retirement
	benefit	service	medical
	pension plans	arrangements	benefits plans	Total
Expected employer contributions—2016	$17	$8	$2	$27

Expected benefit payments:
2016	$17	$8	$2	$27
2017	17	8	2	27
2018	17	9	2	28
2019	18	12	2	32
2020	19	14	2	35
Thereafter	111	86	9	206

	$199	$137	$19	$355

Termination and Long Service Arrangements [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2015	2014
Discount rate	3.1%	3.0%
Rate of compensation increase	2.8%	2.7%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s termination and long service arrangements is as follows:

	2015	2014
Projected benefit obligation
Beginning of year	$323	$336
Current service cost	15	18
Interest cost	8	11
Actuarial losses and changes in actuarial assumptions	2	15
Benefits paid	(12)	(17)
Divestiture	(4)	—
Foreign exchange	(37)	(40)

Ending funded status	$295	$323

Amounts recorded in the consolidated balance sheet
Current liability	$8	$10
Non-current liability	287	313

Net amount	$295	$323

Amounts recorded in accumulated other comprehensive loss
Unrecognized actuarial losses	$(69)	$(81)

Net periodic benefit cost
Current service cost	$15	$20
Interest cost	8	11
Actuarial losses	18	16

Net periodic benefit cost	$41	$47

Retirement Medical Benefits Plans [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2015	2014
Retirement medical benefit obligations	3.9%	3.7%
Net periodic benefit cost	3.7%	4.5%
Health care cost inflation	6.5%	7.0%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s retirement medical benefits plans are as follows:

	2015	2014
Projected benefit obligation
Beginning of year	$41	$36
Interest cost	1	2
Actuarial (gains) losses and changes in actuarial assumptions	(7)	5
Benefits paid	(2)	(2)
Foreign exchange	(1)	—

Ending funded status	$32	$41

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2
Non-current liability	30	39

Net amount	$32	$41

Amounts recorded in accumulated other comprehensive loss
Unrecognized past service costs	$1	$2
Unrecognized actuarial gains	11	4

Total amounts included in accumulated other comprehensive loss	$12	$6

Net periodic benefit cost
Interest cost	$2	$2
Actuarial gains	—	(1)
Past service cost amortization	(1)	(1)

Net periodic benefit cost	$1	$—

Pension Plan, Defined Benefit [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2015	2014
Projected benefit obligation
Discount rate	3.8%	3.7%
Rate of compensation increase	2.5%	2.7%
Net periodic benefit cost
Discount rate	3.7%	4.7%
Rate of compensation increase	2.7%	2.8%
Expected return on plan assets	5.9%	6.0%